NB Crossroads Private Markets Fund VI LP (the “Partnership”) invests substantially all of its assets in NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ equity owned by the Partnership at December 31, 2025, was 82.78%. The Partnership has included the Master Fund’s schedule of investments as of December 31, 2025, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on February 27, 2026.

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments

December 31, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (25.40%)
BC Partners XI GD - I LP	Primary	07/2021-09/2025	Europe	$6,102,084	$7,548,223
Boom Co-Invest B, L.P.	Co-Investment	09/2021	North America	4,805,142	7,497,609
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021-03/2025	North America	5,935,021	7,507,432
Green Equity Investors Offshore Fund IX, L.P.	Primary	08/2023-08/2025	North America	4,638,858	5,518,313
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	11/2021-09/2025	North America	7,652,004	8,759,155
KKR Apple Co-Invest L.P.	Co-Investment	09/2021-11/2021	North America	5,166,683	7,883,033
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	694,708	2,411,325
KKR Oculus Co-Invest L.P.	Co-Investment	11/2020	North America	2,100,516	4,474,906
KKR Redwood Co-Invest L.P.	Co-Investment	07/2020	North America	1,349,413	2,462,679
Magenta Blocker Aggregator LP	Co-Investment	07/2021	North America	1,868,400	2,306,013
NB RR Co-Invest LP	Co-Investment	10/2020-09/2024	North America	4,480,895	8,153,555
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,703,705	795,042
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,706,387	5,588,748
RealPage Parent, LP (F)	Co-Investment	04/2021	North America	4,100,000	5,453,000
RL Co-Investor Aggregator II L.P.	Co-Investment	03/2022-03/2023	North America	2,259,103	1,322,299
RL Co-Investor Aggregator L.P.	Co-Investment	05/2022-03/2023	North America	2,551,189	1,488,838
Silver Lake Partners VI, L.P.	Primary	01/2021-12/2025	North America	7,331,405	10,366,528
THL Fund Investors (Altar), L.P.	Co-Investment	02/2022	North America	3,511,518	5,704,073
Thoma Bravo XIV- A, L.P.	Primary	04/2021-12/2025	North America	7,504,016	8,611,495
TPG Jedi CoInvest, L.P.	Co-Investment	07/2020	North America	1,816,416	3,285,000
				85,277,463	107,137,266
Small and Mid-cap Buyout (54.21%)
AAI FG Holdco L.P.	Co-Investment	09/2020	Europe	-	11,131
Advent Global Technology Fund II-C Limited Partnership	Primary	02/2022-12/2024	North America	8,250,000	10,851,879
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-06/2025	North America	4,678,184	8,280,385
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	529,052	7,600,845
BC Partners Galileo (1) L.P.	Secondary	07/2021	Europe	4,372,859	5,770,578
Charlesbank Equity Fund X, L.P.	Primary	09/2021-08/2025	North America	7,471,686	12,521,484
CIMI Holdings L.P.	Co-Investment	09/2020	North America	1,701,227	4,925,611
Compass Syndication L.P.	Co-Investment	10/2021	North America	1,110,652	1,552,417
Crosspoint Capital Fund I, LP	Primary	04/2021-09/2024	North America	9,855,002	16,089,205
EMK Capital Partners II LP	Primary	09/2021-09/2025	Europe	7,004,248	10,834,817
Ethos Capital Investments A LP	Primary	10/2021-07/2025	North America	2,993,831	4,489,842
Evidence Co-Invest LP	Co-Investment	12/2020	North America	3,936,783	4,186,649
Goldeneye Holdings Parent, LP (F)	Co-Investment	07/2021	North America	1,800,000	2,718,000
Greenbriar Equity Fund V, L.P.	Primary	08/2021-05/2025	North America	10,557,990	15,271,453
Highline PPC FT Holdings LLC (G)	Co-Investment	11/2020	North America	2,690,000	6,324,484
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	3,204,397	3,840,000
Itelyum Co-Investment LP	Co-Investment	09/2021	Europe	5,512,630	11,760,554
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020-11/2023	North America	1,013,897	948,025
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-05/2025	North America	747,180	1,074,282
New Mountain Partners VI, L.P. (G)	Primary	03/2021-12/2025	North America	5,899,993	9,342,791
Nordic Capital X Alpha, L.P.	Primary	05/2021-11/2025	Europe	7,450,868	12,046,885
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02/2021	Europe	2,451,704	1,527,829
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09/2021	Europe	592,534	328,752
Oakley Capital V-B2 SCSp	Primary	05/2022-12/2024	Europe	4,175,362	4,987,281
PPC III-A LP	Primary	03/2021-11/2025	North America	11,338,074	14,109,605
Prime Acquisitions Holdco, LP	Co-Investment	08/2021-08/2023	North America	6,299,438	10,384,434
Riverside Fund V CF-B, L.P.	Secondary	03/2021-02/2024	North America	3,109,867	3,604,424
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020-08/2023	North America	1,328,341	1,885,388
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020-09/2022	North America	2,711,810	3,692,878
Tailwind TPRC Investor, LP	Co-Investment	01/2021-04/2025	North America	2,120,578	2,633,773
THL HT Parallel SPV II, L.P.	Secondary	07/2025	North America	249,209	273,221
THL HT Parallel SPV, L.P.	Secondary	12/2020-10/2024	North America	4,299,576	9,872,338
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-12/2023	North America	7,757,291	11,732,875
Thomas H. Lee Parallel Fund IX L.P.	Primary	01/2022-08/2025	North America	8,966,841	10,205,822
VSC Precision Medical LLC (F)(G)	Co-Investment	11/2020-11/2022	North America	1,954,918	2,949,209
				148,136,022	228,629,146

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (5.29%)
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	419,553	300,000
Centerbridge Capital Partners IV, L.P.	Primary	12/2021-11/2025	North America	9,609,761	15,500,000
NS KMS Investment LLC (G)	Co-Investment	11/2020-06/2024	North America	3,682,287	174,893
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	2,170,485	6,333,950
				15,882,086	22,308,843
Venture Capital (12.49%)
ACME Fund IV, LP	Primary	12/2021-12/2025	North America	5,642,186	6,720,500
Blackstone Growth L.P.	Primary	01/2021-12/2025	North America	7,872,528	7,282,984
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020-07/2023	North America	1,876,281	4,722,983
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-06/2025	North America	4,424,894	4,434,110
FV Ace Grades Partners, L.P.	Co-Investment	07/2020	Asia	1,505,661	902,425
GGV Capital Fund VIII L.P.	Primary	04/2021-11/2025	North America	5,408,000	6,929,513
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-09/2025	North America	1,224,000	1,782,919
Meritech Capital Partners VII L.P.	Primary	11/2020-12/2025	North America	5,000,000	6,529,979
Meritech Capital SPV I L.P.	Co-Investment	05/2021	North America	3,000,000	3,365,322
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	10/2021	Europe	1,811,897	2,148,767
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-11/2025	North America	4,371,376	5,379,843
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	2,513,928	2,502,899
				44,650,751	52,702,244

Short Term Investments	Cost	Fair Value
Money Market Fund (1.98%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (H)	8,351,969	8,351,969
	8,351,969	8,351,969

Total Investments (cost $302,298,291) (99.37%)		419,129,468
Other Assets & Liabilities (Net) (0.63%)		2,637,173
Partners' Capital - Net Assets (100.00%)		$421,766,641

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2025 aggregated $293,946,322. Total fair value of illiquid and restricted securities at December 31, 2025 was $410,777,499 or 97.39% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VI B LLC.
(H)	The rate is 3.60%, the annualized seven-day yield as of December 31, 2025.

Valuation of Investments

NB Crossroads Fund VI Holdings LP (the “Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Neuberger Berman Investment Advisers LLC (“Registered Investment Adviser”) and the NB Alternatives Advisers LLC (“Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to an investment, the Sub-Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of December 31, 2025.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$5,453,000	$101,684,266	$107,137,266
Small and Mid-cap Buyout	-	-	15,832,982	212,796,164	228,629,146
Special Situations	-	-	-	22,308,843	22,308,843
Venture Capital	-	-	-	52,702,244	52,702,244
Money Market Fund	8,351,969	-	-	-	8,351,969
Total	$8,351,969	$-	$21,285,982	$389,491,517	$419,129,468

Significant Unobservable Inputs

As of December 31, 2025, the Master Fund had investments valued at $419,129,468. The fair value of investments valued at $389,491,517 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2025.

			Unobservable Inputs
Investments	Fair Value 12/31/25	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$5,453,000	Market Comparables	LTM EBITDA NTM EBITDA	20.4x	20.4x

Small and Mid-cap Buyout	13,114,982	Market Comparables	LTM EBITDA	14.0 - 17.8x	15.2x

Small and Mid-cap Buyout	2,718,000	Market Comparables	NTM EBITDA	26.0x	26.0x
Total	$21,285,982

1 Inputs weighted based on fair value of investments in range.

During the nine months ended December 31, 2025, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$261,229	$-

During the nine months ended December 31, 2025 unrealized depreciation and realized gains from Level 3 investments were $425,395 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during nine months ended December 31, 2025.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2025 is one to ten years, with the possibility of extensions by each of the Underlying Investments.